Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 34,841	$ 34,841
Operating Segments
Goodwill [Line Items]
Goodwill	34,841	34,841
Operating Segments | Liquefied natural gas segment
Goodwill [Line Items]
Goodwill	31,921	31,921
Operating Segments | Liquefied petroleum gas segment
Goodwill [Line Items]
Goodwill	$ 2,920	$ 2,920